Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Summary of Revenue

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Revenue from contracts with customers	$208,412	$214,498	$220,190
Other revenues
Government grants income	1,037	1,030	1,704
Rental income	864	1,022	1,120
Others	165	189	185
	2,066	2,241	3,009
Total	$210,478	$216,739	$223,199

Summary of Contract Balances
b.
Contract balances

	January 1,	December 31
	2022	2022	2023
	NT$	NT$	NT$
	(In Millions)
Trade notes and accounts receivable (Note 10)	$23,947	$24,672	$24,842
Contract assets
Products and service bundling	$7,197	$7,956	$9,297
Others	983	1,256	1,206
Less : Loss allowance	(18)	(19)	(21)
	$8,162	$9,193	$10,482
Current	$5,554	$6,056	$6,713
Noncurrent	2,608	3,137	3,769
	$8,162	$9,193	$10,482
Contract liabilities
Telecommunications business	$13,144	$14,081	$14,016
Project business	5,435	6,586	6,654
Advance land receipts (Note 41)	—	—	460
Others	495	397	518
	$19,074	$21,064	$21,648
Current	$12,234	$13,390	$14,088
Noncurrent	6,840	7,674	7,560
	$19,074	$21,064	$21,648

Summary of Changes in Contract Assets and Contract Liabilities	Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Contract assets
Net increase of customer contracts	$6,035	$6,933	$7,961
Reclassified to trade receivables	(6,039)	(6,149)	(6,574)
	$(4)	$784	$1,387
Contract liabilities
Net increase of customer contracts	$—	$9	$187
Recognized as revenues	(12)	(5)	(173)
	$(12)	$4	$14

Summary of Revenue Recognized

Revenue recognized for the year that was included in the contract liability at the beginning of the year was as follows:

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Telecommunications business	$5,952	$6,626	$6,660
Project business	4,630	4,067	5,290
Others	431	440	540
	$11,013	$11,133	$12,490

Summary of Incremental Costs of Obtaining Contracts
c.
Incremental costs of obtaining contracts

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Current
Incremental costs of obtaining contracts	$—	$211

Noncurrent
Incremental costs of obtaining contracts	$980	$939